Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2021 and 2020, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	134,450	6,097	—	—	140,547
Voyage charters	9,739	107,079	—	—	116,818
FPSO contracts	—	—	12,030	—	12,030
Management fees and other	2,388	2,714	—	45,856	50,958
	146,577	115,890	12,030	45,856	320,353

	Three Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	136,203	42,180	—	3,947	182,330
Voyage charters	9,982	125,819	—	—	135,801
FPSO contracts	—	—	16,245	—	16,245
Management fees and other	2,750	2,241	—	57,150	62,141
	148,935	170,240	16,245	61,097	396,517

	Nine Months Ended September 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	411,682	41,447	—	2,255	455,384
Voyage charters	29,324	333,278	—	—	362,602
FPSO contracts	—	—	35,137	—	35,137
Management fees and other	7,142	7,334	—	137,315	151,791
	448,148	382,059	35,137	139,570	1,004,914

	Nine Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	402,509	92,733	—	13,000	508,242
Voyage charters	27,682	651,223	—	—	678,905
FPSO contracts	—	—	90,965	—	90,965
Management fees and other	6,836	14,676	—	153,752	175,264
	437,027	758,632	90,965	166,752	1,453,376

Revenue from External Customers by Products and Services [Table Text Block]
The following table contains the Company's total revenue for the three and nine months ended September 30, 2021 and 2020, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	241,904	305,321	772,648	1,181,911
Interest income on lease receivables	12,348	12,952	37,170	38,495
Variable lease payments – cost reimbursements (1)	9,155	10,730	26,477	37,578
Variable lease payments – other (2)	—	—	—	5,218
	263,407	329,003	836,295	1,263,202
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,988	5,373	16,828	14,910
Management fees and other income	50,958	62,141	151,791	175,264
	56,946	67,514	168,619	190,174
Total	320,353	396,517	1,004,914	1,453,376
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.